Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Amount Incurred by the Group
Amounts incurred by the Group

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Data collection service expense (i)	43,494	10,104	7,503

(i)
PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

Summary of Amounts Due to Related Parties	Amounts due to related parties

	As of December 31,
	2020	2021
	RMB	RMB
PPcredit	1,984	2,265